Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Loss for the period	SFr (70,447)	SFr (50,916)	SFr (54,233)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	1,393	1,485	1,672
Depreciation of right-of-use assets	1,110	677	543
Finance (income)/expense, net	803	57	922
Share-based compensation expense	4,396	5,470	4,365
Change in net employee defined benefit liability	(1,551)	(10)	888
Interest expense	189	131	176
(Gain)/loss on lease modifications	(73)
(Gain)/loss on sale of fixed assets	(15)
Changes in working capital:
(Increase)/decrease in prepaid expenses	330	2,135	(1,748)
(Increase)/decrease in accrued income	739	(853)	162
(Increase)/decrease in accounts receivable		14,800	(14,800)
(Increase)/decrease in other current receivables	180	(396)	(232)
(Decrease)/increase in accrued expenses	(3,861)	1,373	1,137
(Decrease)/increase in deferred contract revenue, short-term	(1,350)	85,056
(Decrease)/increase in deferred income		(138)	(449)
(Decrease)/increase in trade and other payables	(592)	977	770
(Decrease)/increase in deferred contract revenue, long-term	(2,221)	4,560
Cash provided by/(used in) operating activities	(70,970)	64,408	(60,827)
Interest received	1,897	1,563	595
Interest paid	(174)	(113)	(163)
Finance expenses paid	(15)	(16)	(13)
Net cash flows provided by/(used in) operating activities	(69,262)	65,842	(60,408)
Investing activities
Short-term financial assets, net	64,597	(104,660)	66,446
Purchases of property, plant and equipment	(900)	(576)	(801)
Proceeds from sale of property, plant and equipment	15
Rental deposits	(170)	(54)	0
Net cash flows provided by/(used in) investing activities	63,542	(105,290)	65,645
Financing activities
Proceeds from public offerings of common shares, net of underwriting fees and transaction costs			41,056
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		104	2,677
Proceeds from issuance of common shares - equity plan, net of transaction costs	6	7	65
Transaction costs and stamp duty associated with the public offerings of common shares previously recorded in Accrued expenses		(521)
Transaction costs associated with the sale of treasury shares in public offering previously recorded in Accrued expenses		(27)
Principal payments of lease obligations	(1,026)	(683)	(548)
Net cash flows (used in)/provided by financing activities	(1,020)	(1,120)	43,250
Net increase/(decrease) in cash and cash equivalents	(6,740)	(40,568)	48,487
Cash and cash equivalents at January 1	36,275	78,494	31,586
Exchange gain/(loss) on cash and cash equivalents	(2,740)	(1,651)	(1,579)
Cash and cash equivalents at December 31	26,795	36,275	78,494
Supplemental non-cash activity
Capital expenditures in Trade and other payables or Accrued expenses	SFr 15	SFr 184
Transaction costs and stamp duty associated with the public offerings of common shares recorded in Accrued expenses			521
Transaction costs associated with the sale of treasury shares in public offering recorded in Accrued expenses			SFr 27